UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2013
                                               ----------
Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CB&T Wealth Management
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Address: 1 S. Nevada Ave. Ste 200
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         Colorado Springs, CO 80903
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Form 13F File Number: 28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Justin A. Leveille
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Title:   Chief Operating Officer
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Phone:   719-228-1077
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Signature, Place, and Date of Signing:

/s/ Justin A. Leveille              Colorado Springs, CO          05/09/2013
-----------------------------   ----------------------------   -----------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number      Name

No.  Form 13F File Number                       Name
01       28-12572                  Tradewinds Global Investors, LLC
02       28-05723                  Metropolitan West Capital Management, LLC
03       28-01880                  Anchor Capital Advisors, INC
04       28-10477                  Riversource Investments, LLC
05       28-06213                  Eagle Global Advisors, LLC
06       28-04981                  Goldman Sachs Group, Inc.
07       28-01204                  Wentworth Hauser & Violich, Inc.
08       28-05792                  Kayne Anderson Rudnick Investment Management
09       28-10562                  AllianceBernstein L.P.
10       28-13577                  Riverfront Investment Group, LLC
11       28-05973                  Wedgewood Partners, Inc.
12       28-01474                  NWQ Investment Management Co, LLC
13                                 Macquarie Allegiance Capital
14       28-03477                  Madison Investment Advisors Inc
15                                 Cincinnati Asset Mgmnt Inc
16       28-06462                  Chartwell Investment Partners
17       28-11396                  Royal Bank of Canada

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1
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Form 13F Information Table Entry Total:  7
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Form 13F Information Table Value Total:  15315
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                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                 TITLE OF                       SHARES /  SH/            INVSTMT   OTHER
NAME OF ISSUER                    CLASS      CUSIP      VALUE   PRN AMT   PRN  CALL/PUT  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------                   --------    -----      -----   --------  ---  --------  -------   --------   ----    ------    ----

3M COMPANY                         CS      88579y101    12423     116853  SH             Sole                                 116853
BERKSHIRE HATHAWAY INC-DEL CL      CS       84670108      313          2  SH             Sole                                      2
EXXON MOBIL CORP                   CS      30231g102      200       2222  SH             Sole                                   2222
ISHARES MSCI EAFE INDEX FUND       CS      464287465      713      12091  SH             Sole                                  12091
                                                           20        339  SH             Defined      10                         339
ISHARES RUSSELL 2000 VALUE IND     CS      464287630      728       8690  SH             Sole                                   8690
ISHARES TRUST RUSSELL 2000 GRO     CS      464287648      918       8531  SH             Sole                                   8531